Cover	Jan. 18, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 18, 2022
Entity File Number	001-36030
Entity Registrant Name	MARRONE BIO INNOVATIONS, INC.
Entity Central Index Key	0001441693
Entity Tax Identification Number	20-5137161
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7780-420 Briar Creek Parkway
Entity Address, City or Town	Raleigh
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27617
City Area Code	(530)
Local Phone Number	750-2800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00001 par value
Trading Symbol	MBII
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false